Principal Accounting Policies - Statutory reserves, Dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)
Statutory Reserves
Appropriations to statutory reserves	¥ 3,400,000	$ 0.5	¥ 1,000,000.0		¥ 6,400,000
Dividends
Dividends declared	¥ 653,900,000	$ 100.0	¥ 701,600,000	$ 100.0	¥ 0
Dividends payable, per share		$ 0.1714		$ 0.1714
ADS
Dividends
Dividends payable, per share		$ 1.3712		$ 1.3712
Wholly foreign-owned enterprise
Statutory Reserves
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%	50.00%
Domestically funded enterprises
Statutory Reserves
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%	50.00%